Submission	Oct. 06, 2026
Submission [Line Items]
Central Index Key	0001636282
Registrant Name	Spyre Therapeutics, Inc.
Registration File Number	333-297063
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES